Accounts receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net
Accounts receivable		$ 8,000
Allowance for doubtful accounts	$ 0	0
Accounts receivable, net		8,000
Written-off bad debts	$ 0	$ 0